Financial Instruments - Contractual Term For Derivatives (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial assets [line items]
Financial assets held for managing liquidity risk	$ 411.8	$ 253.4
Liquidity risk [member]
Disclosure of financial assets [line items]
Derivative financial assets	1,163.5	655.6
Liabilities	(751.7)	(402.2)
On Demand
Disclosure of financial assets [line items]
Financial assets held for managing liquidity risk	0.0	0.0
On Demand | Liquidity risk [member]
Disclosure of financial assets [line items]
Derivative financial assets	0.0	0.0
Liabilities	0.0	0.0
Less than 3 months
Disclosure of financial assets [line items]
Financial assets held for managing liquidity risk	24.1	6.4
Less than 3 months | Liquidity risk [member]
Disclosure of financial assets [line items]
Derivative financial assets	381.4	255.3
Liabilities	(357.3)	(248.9)
3 to 12 months
Disclosure of financial assets [line items]
Financial assets held for managing liquidity risk	216.4	30.9
3 to 12 months | Liquidity risk [member]
Disclosure of financial assets [line items]
Derivative financial assets	381.3	139.9
Liabilities	(164.9)	(109.0)
1 to 5 years
Disclosure of financial assets [line items]
Financial assets held for managing liquidity risk	187.2	215.5
1 to 5 years | Liquidity risk [member]
Disclosure of financial assets [line items]
Derivative financial assets	396.5	258.0
Liabilities	(209.3)	(42.5)
More than 5 years
Disclosure of financial assets [line items]
Financial assets held for managing liquidity risk	(15.9)	0.6
More than 5 years | Liquidity risk [member]
Disclosure of financial assets [line items]
Derivative financial assets	4.3	2.4
Liabilities	$ (20.2)	$ (1.8)